Income Taxes - Unused Tax Losses (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 1,533,050	¥ 1,580,235
Deductible temporary differences	241,203	333,336
Unused tax credits	9,660	9,278
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	1,370	2,606
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	23	0
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	18	0
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	19,136	40
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	482	23,454
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	387,574	753
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,066,134	1,522,251
Unused tax credits	8,290	6,394
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	59,683	33,737
Unused tax credits	¥ 0	¥ 278